Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Assets:
Cash and cash equivalents	$ 6,779,040	$ 2,324,647
Accounts receivable	1,000,000.0	1,000,000.0
Prepaid expenses	862,400	659,536
Accrued interest receivable		16,319
Forward purchase receivable		4,584,221
Loans receivable, net		13,332
Contract asset	516,283
Other current assets	3,000,000	3,000,000
Total Current Assets	12,198,582	11,700,687
Long-term loans receivable, net		378,854
Operating lease right to use assets	547,186	703,524
Investment in preferred securities	1,450,000
Prepaid expenses	414,329	412,500
Contract asset	2,581,417
Other assets	15,510	22,722
Total Assets	17,207,024	13,218,287
Current Liabilities:
Accrued expenses	1,310,463	1,301,378
Deferred revenue	15,415	28,335
Lease liabilities	181,963	161,952
Senior secured promissory note		255,765
Deferred consideration	3,000,000	3,338,343
Forward purchase derivative liability		7,309,580
Stand-ready guarantee liability	711,667
Financial indemnification liability	433,968
Other current liabilities	485,055	72,836
Total Current Liabilities	6,499,724	12,684,520
Warrant liabilities	39,620	1,360,491
Senior secured promissory note		10,748,408
Stand-ready guarantee liability	1,245,416
Financial indemnification liability	657,804
Lease liabilities	528,552	712,882
Total Liabilities	8,971,116	25,506,301
Commitment and Contingencies (Note 20)
Stockholders’ Equity (Deficit)
Class A Common Stock, $.0001 par value, 1 billion and 130 million shares authorized, 4,281,523 and 2,783,666 issued and outstanding on December 31, 2025, and December 31, 2024, respectively	428	278
Additional paid-in capital	131,152,020	108,467,253
Accumulated deficit	(122,916,543)	(120,755,545)
Total Stockholders’ Equity (Deficit)	8,235,908	(12,288,014)
Total Liabilities and Stockholders’ Equity (Deficit)	17,207,024	13,218,287
Convertible Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Convertible preferred stock, value
Series B Convertible Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Convertible preferred stock, value	3
Nonrelated Party [Member]
Current Assets:
Accounts receivable	31,376	134,609
Current Liabilities:
Accounts payable	189,828	140,723
Related Party [Member]
Current Assets:
Cash and cash equivalents	6,779,040	2,202,895
Accounts receivable	1,009,483	968,023
Current Liabilities:
Accounts payable	$ 171,365	$ 75,608